UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06302

Cohen & Steers Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 28, 2013 (Unaudited)*

	Number of Shares	Value
COMMON STOCK 97.7%
FINANCIAL—BANKS 0.2%
Bond Street Holdings, Class A, 144A(a),(b),(c),(d)	662,947	$12,092,153

REAL ESTATE 97.5%
DIVERSIFIED 8.9%
Alexander’s	70,282	23,171,272
American Assets Trust	1,264,359	40,472,132
Colony Financial	1,225,549	27,207,188
Cousins Properties	2,418,712	25,856,031
Duke Realty Corp.	4,747,958	80,620,327
Forest City Enterprises, Class A(d)	2,502,639	44,471,895
Vornado Realty Trust	2,582,784	216,024,054
WP Carey	366,672	24,713,693
		482,536,592
HEALTH CARE 11.2%
Aviv REIT(d)	351,600	8,459,496
HCP	2,392,371	119,283,618
Health Care REIT	2,338,498	158,807,399
Healthcare Trust of America, Class A	3,481,869	40,911,961
Ventas	3,774,848	276,318,874
		603,781,348
HOTEL 7.5%
Chesapeake Lodging Trust	1,312,560	30,110,126
Hersha Hospitality Trust	7,066,161	41,266,380
Hospitality Properties Trust	1,907,126	52,331,538
Host Hotels & Resorts	3,229,059	56,476,242
Hyatt Hotels Corp., Class A(d)	1,139,432	49,257,645
Orient-Express Hotels Ltd., Class A (Bermuda)(d)	3,366,400	33,192,704
RLJ Lodging Trust	2,390,900	54,416,884
Starwood Hotels & Resorts Worldwide	632,233	40,292,209
Strategic Hotels & Resorts Worldwide	5,535,036	46,217,551
Sunstone Hotel Investors(d)	344,700	4,243,257
		407,804,536
INDUSTRIALS 6.5%
DCT Industrial Trust	10,559,404	78,139,589
Prologis	6,456,612	258,135,348
STAG Industrial	602,993	12,825,661
		349,100,598

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	Number of Shares	Value
OFFICE 10.6%
Boston Properties	806,435	$81,498,321
Corporate Office Properties Trust	2,559,583	68,289,674
Douglas Emmett	3,531,422	88,038,351
Highwoods Properties	1,706,389	67,521,813
Hudson Pacific Properties	2,444,555	53,169,071
Mack-Cali Realty Corp.	2,029,645	58,068,143
Parkway Properties	1,833,975	34,020,236
SL Green Realty Corp.	1,384,625	119,230,059
		569,835,668
OFFICE/INDUSTRIAL 0.6%
PS Business Parks	420,999	33,225,241

RESIDENTIAL 13.4%
APARTMENT 12.8%
Apartment Investment & Management Co.	3,891,868	119,324,673
Colonial Properties Trust	2,836,599	64,135,504
Education Realty Trust	1,670,112	17,586,279
Equity Residential	2,774,199	152,747,397
Essex Property Trust	582,715	87,745,225
Home Properties	882,089	55,942,084
Mid-America Apartment Communities	792,072	54,700,492
UDR	5,754,444	139,200,000
		691,381,654
MANUFACTURED HOME 0.6%
Equity Lifestyle Properties	78,642	6,039,706
Sun Communities	528,218	26,056,994
		32,096,700
TOTAL RESIDENTIAL		723,478,354

SELF STORAGE 7.3%
CubeSmart	4,035,120	63,754,896
Extra Space Storage	1,673,534	65,719,680
Public Storage	1,345,408	204,932,547
Sovran Self Storage	947,967	61,134,392
		395,541,515
SHOPPING CENTERS 28.6%
COMMUNITY CENTER 9.9%
Cedar Realty Trust	3,176,218	19,406,692
DDR Corp.	6,069,527	105,731,160

2

		Number of Shares	Value
Kimco Realty Corp.		7,145,467	$160,058,461
Ramco-Gershenson Properties Trust		1,489,255	25,019,484
Regency Centers Corp.		2,260,967	119,627,764
Tanger Factory Outlet Centers		1,801,809	65,189,449
Weingarten Realty Investors		1,291,563	40,748,813
			535,781,823
FREE STANDING 3.2%
National Retail Properties		2,325,944	84,129,394
Realty Income Corp.		1,918,891	87,021,707
			171,151,101
REGIONAL MALL 15.5%
CBL & Associates Properties		1,061,475	25,050,810
General Growth Properties		6,711,020	133,415,078
Glimcher Realty Trust		5,773,707	66,975,001
Simon Property Group		3,866,359	613,049,883
			838,490,772
TOTAL SHOPPING CENTERS			1,545,423,696
SPECIALTY 2.9%
Digital Realty Trust		2,323,324	155,453,609
TOTAL REAL ESTATE			5,266,181,157

TOTAL INVESTMENTS (Identified cost—$3,885,762,810)	97.7%		5,278,273,310

OTHER ASSETS IN EXCESS OF LIABILITIES	2.3		121,937,671

NET ASSETS (Equivalent to $69.14 per share based on 78,103,810 shares of common stock outstanding)	100.0%		$5,400,210,981

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

*	March 28, 2013 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Financial Statements.

3

(a)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.2% of the net assets of the Fund, all of which are illiquid.
(b)	Illiquid security. Aggregate holdings equal 0.2% of the net assets of the Fund.
(c)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.2% of the net assets of the Fund.

(d)	Non-income producing security.

4

Cohen & Steers Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2013 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to,

Cohen & Steers Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 28, 2013.

The following is a summary of the inputs used as of March 28, 2013 in valuing the Fund’s investments carried at value:

Cohen & Steers Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock— Financial— Banks	$12,092,153	$—	$—	$12,092,153	(a)
Common Stock— Other Industries	5,266,181,157	5,266,181,157	—	—
Total Investments(b)	$5,278,273,310	$5,266,181,157	$—	$12,092,153

(a) Fair valued, pursuant to the Fund’s fair value procedures, utilizing significant unobservable inputs and assumptions.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2012	$13,583,784
Change in unrealized depreciation	(1,491,631)
Balance as of March 28, 2013	$12,092,153

The change in unrealized appreciation/(depreciation) attributable to securities owned on March 28, 2013 which were valued using significant unobservable inputs (Level 3) amounted to $(1,491,631).

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value	Valuation	Unobservable
	at March 28, 2013	Technique	Inputs	Range
Common Stock—Financial—Banks	$12,092,153	Market comparable companies	Discounted Price/Book Ratio Liquidity Discount	0.95x – 1.66x 10% -15%

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investment in Common Stock—Financial—Banks are the price-to-book ratio and discount for lack of liquidity. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Cohen & Steers Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 3. Income Tax Information

As of March 28, 2013, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$3,885,762,810
Gross unrealized appreciation	$1,394,340,234
Gross unrealized depreciation	(1,829,734)
Net unrealized appreciation	$1,392,510,500

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 28, 2013